Intangible assets, airport concessions - Net: (Details Textual) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Apr. 25, 2018	Dec. 31, 2017 USD ($)	Sep. 20, 2017
Acquisitions through business combinations, intangible assets and goodwill
Closing foreign exchange rate				18.28		19.66
Impairment loss recognised in profit or loss, goodwill	4,719,096
Aerostar segment [Member]
Amortisation expense	$ 422,305
Explanation of value assigned to key assumption	If the discount rate applied to the cash flow projections of this CGU would have been + 1% or -1%, Management's estimate would have to recognize the following additional effects of Ps.1,525,824 (11.93% instead of 10.93%), and in the case of the decrease in the rate (Ps.1,827,599) lower than the amount recognized as impairment (9.93% instead of 10.93%), in the latter case the Company would not have to recognize any impairment..
Percentage of rental expense on gross income	5.00%
Concession period for operating rights	40 years
Description of concession agreement	The Agreement requires Aerostar to make a cash payment of USD2.5 million (Ps.49.15 million at an exchange rate of Ps.19.66) per year for the first five years after the first five years, the authority establishes a payment of "Annual Authority Income Share", consisting of 5 % of the gross revenues of the airport obtained by Aerostar from the sixth year to the thirtieth year. From year 31 to 40, this amount will increase to 10% of the airport's gross revenues.
Annual contributions to be collected	$ 49,150				$ 2.5
Closing foreign exchange rate	19.66				19.66
Explanation of period over which management has projected cash flows	36
Airplan segment [Member]
Amortisation expense	$ 54,823
Explanation of value assigned to key assumption	If the discount rate applied to the cash flow projections of this CGU would have been + 1% or -1%, the Administration's estimate would have the following effects (11.07% instead of 10.07%), and in this case the excess of the fair value in relation to its book value would be shortened by Ps.394, and in the case of a decrease in the rate the excess would be increased by Ps.430 (9.07% instead of 10.07%), in none of the cases would there be any effects for deterioration.
Explanation of period over which management has projected cash flows	15
Aeroplan segment [Member]
Period elapsed from date of execution of certificate of commencement of execution	15 years
Period elapsed from date of execution start certificate inspite regulated revenue not matched with value of expected regulated revenue	25 years
Expected regulated income adjusted for complementary works	$ 14,294,642
Percent of obligation to pay consideration on gross income	19.00%
Concessions [member]
Amortisation expense	$ 1,130,481	463,464	524,297
Licences and franchises [member]
Amortisation expense	$ 12,730	$ 10,581	$ 12,554